Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenues	$ 180,202	$ 161,448	$ 674,686	$ 600,437	$ 501,713
Costs, expenses and other:
Cost of sales	138,630	130,421	535,320	466,521	392,787
Depreciation, depletion and amortization	16,059	14,426	67,231	57,145	45,594
Selling and administrative	13,331	11,887	50,721	49,908	40,276
Heritage health benefit expenses	3,544	3,951	13,418	13,388	18,575
Loss (gain) on sales of assets	38	(234)	(74)	528	640
Restructuring charges	397	0	5,078	0	0
Other operating income	150	(4,737)	(22,370)	(15,925)	(6,785)
Total costs, expenses and other	172,149	155,714	649,324	571,565	491,087
Operating income	8,053	5,734	25,362	28,872	10,626
Other income (expense):
Interest expense	(20,798)	(10,160)	(39,937)	(42,677)	(29,769)
Loss on extinguishment of debt			(64)	(1,986)	(17,030)
Interest income	302	297	1,366	1,496	1,444
Other income (loss)	93	70	364	723	(2,572)
Total other income (expense)	(27,193)	(9,793)	(38,271)	(42,444)	(47,927)
Loss before income taxes	(19,140)	(4,059)	(12,909)	(13,572)	(37,301)
Income tax expense (benefit)	(110)	28	(4,782)	90	(426)
Net loss	(19,030)	(4,087)	(8,127)	(13,662)	(36,875)
Less net loss attributable to noncontrolling interest	0	(1,702)	(3,430)	(6,436)	(3,775)
Net loss attributable to the Parent company	(19,030)	(2,385)	(4,697)	(7,226)	(33,100)
Less preferred stock dividend requirements	261	340	1,360	1,360	1,360
Net loss applicable to common shareholders	$ (19,291)	$ (2,725)	$ (6,057)	$ (8,586)	$ (34,460)
Net income (loss) per share applicable to common shareholders:
Basic and diluted (in dollars per share)	$ (1.30)	$ (0.19)	$ (0.42)	$ (0.61)	$ (2.61)
Weighted average number of common shares outstanding:
Basic and diluted (in shares)	14,787	14,282	14,491	14,033	13,192